Shareholder Report, Line Graph (Details) - USD ($)						12 Months Ended
	Oct. 04, 2024	Jun. 28, 2024	Dec. 31, 2018	May 27, 2015	May 05, 2015	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000250884
Account Value [Line Items]
Line Graph and Table Measure Name	BTS Enhanced Equity Income Fund
Account Value	$ 9,625					$ 9,045
C000250886
Account Value [Line Items]
Line Graph and Table Measure Name		BTS Enhanced Equity Income Fund
Account Value		$ 100,000				101,483
C000199071
Account Value [Line Items]
Line Graph and Table Measure Name			BTS Managed Income Fund
Account Value			$ 9,497			$ 10,335		$ 9,767	$ 9,269	$ 10,588	$ 10,725	$ 9,882
C000199072
Account Value [Line Items]
Line Graph and Table Measure Name						BTS Managed Income Fund
Account Value			$ 10,000			$ 10,548		10,049	9,613	11,068	11,294	10,406
C000199073
Account Value [Line Items]
Line Graph and Table Measure Name			BTS Managed Income Fund
Account Value			$ 100,000			$ 109,830		103,521	97,987	111,758	113,047	104,062
C000199074
Account Value [Line Items]
Line Graph and Table Measure Name						BTS Managed Income Fund
Account Value			10,000			$ 10,768		10,201	9,716	11,132	11,297	10,406
C000126293
Account Value [Line Items]
Line Graph and Table Measure Name							BTS Tactical Fixed Income Fund
Account Value			10,154			9,850	$ 9,500	9,355	9,163	10,508	10,741	10,590	$ 10,862	$ 10,560	$ 9,280
C000126294
Account Value [Line Items]
Line Graph and Table Measure Name							BTS Tactical Fixed Income Fund
Account Value			10,377			9,625	$ 10,000	9,207	9,086	10,496	10,815	10,744	11,176	10,954	9,698
C000126295
Account Value [Line Items]
Line Graph and Table Measure Name				BTS Tactical Fixed Income Fund
Account Value			105,765	$ 100,000		$ 104,218		98,703	96,409	110,201	112,487	110,618	112,864	109,403	95,916
C000150698
Account Value [Line Items]
Line Graph and Table Measure Name						BTS Tactical Fixed Income Fund
Account Value			$ 10,412		$ 10,000	$ 9,963		9,487	9,305	10,686	10,966	10,834	11,168	10,890	9,591
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000					10,258
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 100,000				108,438
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000			10,696		10,564	10,010	11,508	11,688	10,872
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000			10,696		10,564	10,010	11,508	11,688	10,872
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 100,000			106,959		105,639	100,104	115,076	116,878	108,717
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000			10,696		10,564	10,010	11,508	11,688	10,872
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value			10,688			11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,687	10,321	10,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value			10,688			11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,687	10,321	10,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value			106,029	$ 100,000		113,408		112,008	106,140	122,014	123,925	115,272	106,017	102,391	99,750
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,620		$ 10,000	$ 11,359		$ 11,219	$ 10,631	$ 12,221	$ 12,412	$ 11,546	$ 10,619	$ 10,256	$ 9,991